Loan Principal and Financing Service Fee Receivables - Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables (Detail) - Consumer Portfolio Segment [Member] - Uncollateralized [Member]
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due		¥ 1,367,945,521	¥ 681,277,296
Current		8,056,028,423	8,987,532,148
Total	$ 1,353,669,158	9,423,973,944	9,668,809,444
Financing Receivables, 1 to 30 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due		320,562,576	157,516,484
Financing Receivables, 31 to 60 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due		220,744,589	114,079,283
Financing Receivables, 61 to 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due		196,663,242	111,590,696
Financing Receivables, 91 to 120 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due		187,743,328	103,666,846
Financing Receivables, 121 to 150 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due		224,256,822	99,037,153
Financing Receivables, 151 to 180 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due		217,974,964	95,386,834
Loan Principal [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due		1,342,926,091	664,296,863
Current		7,927,745,442	8,882,336,723
Total	1,331,648,644	9,270,671,533	9,546,633,586
Loan Principal [Member] | Financing Receivables, 1 to 30 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due		314,329,532	153,188,330
Loan Principal [Member] | Financing Receivables, 31 to 60 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due		212,627,071	108,534,529
Loan Principal [Member] | Financing Receivables, 61 to 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due		185,994,374	104,483,171
Loan Principal [Member] | Financing Receivables, 91 to 120 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due		187,743,328	103,666,846
Loan Principal [Member] | Financing Receivables, 121 to 150 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due		224,256,822	99,037,153
Loan Principal [Member] | Financing Receivables, 151 to 180 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due		217,974,964	95,386,834
Financing Service Fee Receivables [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due		25,019,430	16,980,433
Current		128,282,981	105,195,425
Total	$ 22,020,514	153,302,411	122,175,858
Financing Service Fee Receivables [Member] | Financing Receivables, 1 to 30 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due		6,233,044	4,328,154
Financing Service Fee Receivables [Member] | Financing Receivables, 31 to 60 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due		8,117,518	5,544,754
Financing Service Fee Receivables [Member] | Financing Receivables, 61 to 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due		¥ 10,668,868	¥ 7,107,525